DEBT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about debt activity [Table Text Block]

	Term Loan (a)	Revolving Credit Facility (b)	Total
Balance at December 31, 2015	$—	$15,000	$15,000
Net proceeds from debt financing	33,709	16,161	49,870
Interest and accretion expense	1,586	632	2,218
Repayments of principal	(6,419)	(14,944)	(21,363)
Repayments of finance costs	(1,155)	(632)	(1,787)
Balance at December 31, 2016	$27,721	$16,217	$43,938
Interest and accretion expense	1,421	785	2,206
Repayments of principal	(12,726)	—	(12,726)
Repayments of finance costs	(931)	(718)	(1,649)
Balance at December 31, 2017	$15,485	$16,284	$31,769
Statements of Financial Position Presentation
Current portion of debt facilities	$12,341	$123	$12,464
Non-current portion of debt facilities	3,144	16,161	19,305
Balance at December 31, 2017	$15,485	$16,284	$31,769